Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Impairment losses
Equity Method Investments [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	20.00%
Equity Method Investments [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	50.00%